Going Concern (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 33,079	$ 10,974	$ 33,254	$ 66,299